Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

June 15, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Select Quality Municipal Fund, Inc. (File Nos. 333-180672 and 811-06240)

Dear Sir or Madam:

On behalf of our client, Nuveen Select Quality Municipal Fund, Inc. (the “Fund”), we are filing this pre-effective amendment on Form N-2A and related Prospectus and Statement of Additional Information for the Fund under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”). This filing is Post-Effective Amendment No. 12 under the 1940 Act and is being made for the purpose of responding to staff comments and to make other non-material changes.

If you have any questions regarding this filing, please contact me at (202) 739-5662.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman